FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

ALPS/Westport Resources Hedged High Income Fund

ALPS/Sterling ETF Tactical Rotation Fund

ALPS/Metis Global Micro Cap Fund

(the “Funds”)

SUPPLEMENT DATED APRIL 11, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2016, AS SUPPLEMENTED

The paragraphs under the sub-sections “Full Portfolio Holdings” and “Partial Portfolio Holdings” under the “Disclosure of Portfolio Holdings” section in the Fund’s Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov. The RiverFront Global Growth Fund, the RiverFront Dynamic Equity Income Fund, the RiverFront Global Allocation Fund, the RiverFront Moderate Growth & Income Fund and the RiverFront Conservative Income Builder Fund currently authorize monthly dissemination of full holdings of a Fund after a ten (10) calendar day lag. The ALPS | CoreCommodity Management CompleteCommodities Strategy Fund currently authorizes monthly dissemination of full holdings of the Fund after a thirty (30) calendar day lag. The ALPS | Sterling ETF Tactical Rotation Fund currently authorizes monthly dissemination of full holdings after a five (5) calendar day lag. The ALPS | Kotak India Growth Fund currently authorizes the quarterly dissemination of full holdings after a fifteen (15) calendar day lag.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.  The Clough China Fund currently authorizes monthly dissemination of the Fund’s top 10 holdings after a ten (10) calendar day lag.  The ALPS | CoreCommodity Management CompleteCommodities Strategy Fund currently authorizes quarterly dissemination of partial holdings of the Fund with a seven (7) calendar day lag.  The ALPS | Kotak India Growth Fund currently authorizes monthly dissemination of partial holdings of the Fund with a fifteen (15) calendar day lag.

Please retain this supplement for future reference.